Property, Plant And Equipment, Net And Right-Of-Use Assets - Summary of Net Carrying Amount of Machinery and Equipment, Vehicles and Furniture and Fixtures Acquired Under Finance Lease Agreements (Detail) - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation	S/ (72,038)	S/ (123,100)	S/ (197,484)
Net carrying amount	443,870	470,554	865,735	S/ 1,113,599
Finance Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost of acquisition	67,310	86,881	650,301
Accumulated depreciation	(44,671)	(38,026)	(351,447)
Net carrying amount	S/ 22,639	S/ 48,855	S/ 298,854